REINSURANCE (Tables)	6 Months Ended
Jun. 30, 2025
Insurance [Abstract]
Schedule of Reinsurance	The effect of reinsurance on the applicable line items on our statements of operations are as follows:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Premiums earned:
Gross amounts, including reinsurance assumed	$1,386	$2,089	$2,876	$4,150
Reinsurance ceded	(357)	(573)	(725)	(1,103)
Net amount	$1,029	$1,516	$2,151	$3,047
Other policy revenue:
Gross amounts, including reinsurance assumed	$281	$203	$538	$315
Reinsurance ceded	(81)	(3)	(159)	(3)
Net amount	$200	$200	$379	$312
Policyholder benefits and claims incurred:
Gross amounts, including reinsurance assumed	$(1,468)	$(2,013)	$(2,877)	$(3,742)
Reinsurance ceded	389	498	691	813
Net amount	$(1,079)	$(1,515)	$(2,186)	$(2,929)
Interest sensitive contract benefits:
Gross amounts, including reinsurance assumed	$(556)	$(521)	$(1,118)	$(810)
Reinsurance ceded	59	99	97	203
Net amount	$(497)	$(422)	$(1,021)	$(607)
Change in fair value of market risk benefits:
Gross amounts, including reinsurance assumed	$25	$(161)	$(367)	$(192)
Reinsurance ceded	21	(7)	52	(7)
Net amount	$46	$(168)	$(315)	$(199)